Note 18 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	Land and buildings	Mine development, infrastructure and other	Exploration and Evaluation assets	Plant and equipment	Fixtures and fittings	Motor vehicles	Total
Cost
Balance at January 1, 2018	9,434	61,498	6,967	27,881	943	2,329	109,052
Additions **	-	18,719	-	899	202	95	19,915
Impairments ***	-	(60)	-	(529)	(216)	(17)	(822)
Assets held for sale	(140)	(74)	-	-	-	-	(214)
Reallocations between asset classes	1,068	(5,525)	-	4,457	-	-	-
Foreign exchange movement	(23)	(49)	-	(33)	(6)	(5)	(116)
Balance at December 31, 2018	10,339	74,509	6,967	32,675	923	2,402	127,815

Balance at January 1, 2019	10,339	74,509	6,967	32,675	923	2,402	127,815
Initial recognition of right of use assets	409	-	-	-	-	-	409
Additions **	267	19,020	172	897	88	151	20,595
Impairments ***	-	-	-	(144)	-		(144)
Disposals	(212)	-	-	-	-	(16)	(228)
Reallocations between asset classes	25	(2,989)	-	2,964	-	-	-
Foreign exchange movement	5	2	-	3	7	1	18
Balance at December 31, 2019	10,833	90,542	7,139	36,395	1,018	2,538	148,465
	Land and buildings	Mine development, infrastructure and other	Exploration and Evaluation assets	Plant and equipment	Fixtures and fittings	Motor vehicles	Total
Accumulated depreciation and Impairment losses
Balance at January 1, 2018	3,636	5,172	-	15,382	761	2,023	26,974
Depreciation for the year	775	649	-	2,404	99	144	4,071
Impairments	-	-	-	(429)	(170)	(15)	(614)
Foreign exchange movement	-	-	-	-	(41)	(2)	(43)
Balance at December 31, 2018	4,411	5,821	-	17,357	649	2,150	30,388

Balance at January 1, 2019	4,411	5,821	-	17,357	649	2,150	30,388
Initial recognition of right of use assets	146	-	-	-	-	-	146
Depreciation for the year	1,005	504	-	2,693	99	133	4,434
Impairments	-	-	-	-	-	-	-
Disposals	(149)	-	-	-	-	(16)	(165)
Foreign exchange movement	-	-	-	-	5	6	11
Balance at December 31, 2019	5,413	6,325	-	20,050	753	2,273	34,814

Carrying amounts
At December 31, 2018	5,928	68,688	6,967	15,318	274	252	97,427
At December 31, 2019	5,420	84,217	7,139	16,345	265	265	113,651